Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Pacer Funds Trust and the Shareholders of

Pacer Aristotle Pacific Floating Rate High Income ETF, Pacer Cash Cows Fund of Funds ETF, Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF, Pacer Data & Infrastructure Real Estate ETF, Pacer Data and Digital Revolution ETF, Pacer Developed Markets International Cash Cows 100 ETF, Pacer Emerging Markets Cash Cows 100 ETF, Pacer Global Cash Cows Dividend ETF, Pacer Industrial Real Estate ETF, Pacer Industrials and Logistics ETF, Pacer International Export Leaders ETF , Pacer Lunt Large Cap Alternator ETF, Pacer Lunt Large Cap Multi-Factor Alternator ETF, Pacer Lunt Midcap Multi-Factor Alternator ETF, Pacer MSCI World Industry Advantage ETF, Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF, Pacer Nasdaq International Patent Leaders ETF, , Pacer Trendpilot® 100 ETF, Pacer Trendpilot® European Index ETF, Pacer Trendpilot® Fund of Funds ETF, Pacer Trendpilot® International ETF, Pacer Trendpilot® US Bond ETF, Pacer Trendpilot® US Large Cap ETF, Pacer Trendpilot® US Mid Cap ETF, Pacer US Cash Cows 100 ETF, Pacer US Cash Cows Growth ETF, Pacer US Export Leaders ETF, Pacer US Large Cap Cash Cows Growth Leaders ETF, Pacer US Small Cap Cash Cows ETF, Pacer US Small Cap Cash Cows Growth Leaders ETF and Pacer WealthShield ETF

In planning and performing our audit of the financial statements of the Pacer Aristotle Pacific Floating Rate High Income Fund ETF, Pacer Cash Cows Fund of Funds ETF, Pacer CRFA-Stovall Equal Weight Seasonal Roation ETF, Pacer Data & Infrastructure Real Estate ETF, Pacer Data and Digital Revolution ETF, Pacer Developed Markets International Cash Cows 100 ETF, Pacer Emerging Markets Cash Cows 100 ETF, Pacer Global Cash Cows Dividend ETF, Pacer Industrial Real Estate ETF, Pacer Industrials and Logistics ETF, Pacer International Export Leaders ETF, Pacer Lunt Large Cap Alternator ETF, Pacer Lunt Large Cap Multi-Factor Alternator ETF, Pacer Lunt Midcap Multi-Factor Alternator ETF, Pacer MSCI World Industry Advantage ETF, Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF, Pacer Nasdaq International Patent Leaders ETF, , Pacer Trendpilot® 100 ETF, Pacer Trendpilot® European Index ETF, Pacer Trendpilot® Fund of Funds ETF, Pacer Trendpilot® International ETF, Pacer Trendpilot® US Bond ETF, Pacer Trendpilot® US Large Cap ETF, Pacer Trendpilot® US Mid Cap ETF, Pacer US Cash Cows 100 ETF, Pacer US Cash Cows Growth ETF, Pacer US Export Leaders ETF, Pacer US Large Cap Cash Cows Growth Leaders ETF, Pacer US Small Cap Cash Cows ETF, Pacer US Small Cap Cash Cows Growth Leaders ETF and Pacer WealthShield ETF(collectively the “Funds”), each a series of the Pacer Funds Trust, as of and for the year or period ended April 30, 2026, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles (GAAP). A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with GAAP, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and trustees of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.

Because of inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds’ annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Pacer Funds Trust internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of April 30, 2026.

This report is intended solely for the information and use of management and the Board of Trustees of the Pacer Aristotle Pacific Floating Rate High Income Fund ETF, Pacer Cash Cows Fund of Funds ETF, Pacer CRFA-Stovall Equal Weight Seasonal Rotation ETF, Pacer Data & Infrastructure Real Estate ETF, Pacer Data and Digital Revolution ETF, Pacer Developed Markets International Cash Cows 100 ETF, Pacer Emerging Markets Cash Cows 100 ETF, Pacer Global Cash Cows Dividend ETF, Pacer Industrial Real Estate ETF, Pacer Industrials and Logistics ETF, Pacer International Export Leaders ETF, Pacer Lunt Large Cap Alternator ETF, Pacer Lunt Large Cap Multi-Factor Alternator ETF, Pacer Lunt Midcap Multi-Factor Alternator ETF, Pacer MSCI World Industry Advantage ETF, Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF, Pacer Nasdaq International Patent Leaders ETF, Pacer Trendpilot® 100 ETF, Pacer Trendpilot® European Index ETF, Pacer Trendpilot® Fund of Funds ETF, Pacer Trendpilot® International ETF, Pacer Trendpilot® US Bond ETF, Pacer Trendpilot® US Large Cap ETF, Pacer Trendpilot® US Mid Cap ETF, Pacer US Cash Cows 100 ETF, Pacer US Cash Cows Growth ETF, Pacer US Export Leaders ETF, Pacer US Large Cap Cash Cows Growth Leaders ETF, Pacer US Small Cap Cash Cows ETF, Pacer US Small Cap Cash Cows Growth Leaders ETF and Pacer WealthShield ETF , each a series of the Pacer Funds Trust, and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ Sanville & Company LLC

Huntingdon Valley, Pennsylvania
June 29, 2026